Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) - Number of Employees (Details) - Employees	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Number of employees	25,874	29,134	25,292
Mexico
Disclosure of geographical areas [line items]
Number of employees	6,042	7,500	5,919
Argentina
Disclosure of geographical areas [line items]
Number of employees	5,811	6,267	6,444
USA
Disclosure of geographical areas [line items]
Number of employees	3,583	3,882	3,509
Italy
Disclosure of geographical areas [line items]
Number of employees	2,140	2,187	2,136
Romania
Disclosure of geographical areas [line items]
Number of employees	1,885	1,884	1,847
Brazil
Disclosure of geographical areas [line items]
Number of employees	1,406	1,492	1,460
Canada
Disclosure of geographical areas [line items]
Number of employees	1,197	1,195	944
Indonesia
Disclosure of geographical areas [line items]
Number of employees	911	1,573	495
Colombia
Disclosure of geographical areas [line items]
Number of employees	893	1,112	1,183
Saudi Arabia
Disclosure of geographical areas [line items]
Number of employees	759	849	427
Other
Disclosure of geographical areas [line items]
Number of employees	1,247	1,193	928